UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.66%)

ADVERTISING – (0.26%)
30,500	WPP Group PLC, ADR (United Kingdom)	$1,883,833
AUTOMOBILES & COMPONENTS – (1.97%)
225,900	Harley-Davidson, Inc.	14,175,225
AUTOMOTIVE RETAIL – (0.25%)
42,500	CarMax, Inc.*	1,772,675
BROADCASTING & CABLE TV – (4.07%)
641,721	Comcast Corp., Special Class A*	23,624,959
23,610	Liberty Media Holding Corp. - Capital, Series A*	1,973,442
147,972	NTL Inc.	3,760,708
		29,359,109
CAPITAL GOODS – (4.24%)
1,091,558	Tyco International Ltd.	30,552,708
CAPITAL MARKETS – (2.00%)
169,920	Ameriprise Financial, Inc.	7,969,248
70,600	Morgan Stanley	5,147,446
20,900	State Street Corp.	1,304,160
		14,420,854
CATALOG RETAIL – (0.33%)
117,850	Liberty Media Holding Corp. - Interactive, Series A*	2,403,551
COMMERCIAL BANKS – (6.38%)
131,600	Commerce Bancorp, Inc.	4,831,036
1,149,420	HSBC Holdings PLC (United Kingdom)	20,972,383
559,200	Wells Fargo & Co.	20,231,856
		46,035,275
COMMERCIAL SERVICES & SUPPLIES – (0.84%)
80,400	D&B Corp.*	6,029,196
CONSUMER DURABLES & APPAREL – (0.22%)
22,939	Hunter Douglas NV (Netherlands)	1,608,556
CONSUMER FINANCE – (4.66%)
600,000	American Express Co.	33,648,000
CONSUMER SERVICES – (1.35%)
51,900	Apollo Group, Inc., Class A*	2,553,480
328,800	H&R Block, Inc.	7,148,112
		9,701,592
DIVERSIFIED FINANCIAL SERVICES – (8.04%)
320,533	Citigroup Inc.	15,920,874
680,948	JPMorgan Chase & Co.	31,977,318
154,200	Moody’s Corp.	10,081,596
		57,979,788

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (11.03%)
473,642	ConocoPhillips	$28,195,908
234,500	Devon Energy Corp.	14,808,675
215,700	EOG Resources, Inc.	14,031,285
345,600	Occidental Petroleum Corp.	16,626,816
80,700	Transocean Inc.*	5,909,661
		79,572,345
FOOD & STAPLES RETAILING – (5.90%)
550,700	Costco Wholesale Corp.	27,350,515
308,600	Wal-Mart Stores, Inc.	15,220,152
		42,570,667
FOOD, BEVERAGE & TOBACCO – (6.76%)
395,400	Altria Group, Inc.	30,267,870
117,400	Diageo PLC, ADR (United Kingdom)	8,340,096
145,940	Heineken Holding NV (Netherlands)	5,734,988
82,200	Hershey Co.	4,393,590
		48,736,544
HEALTH CARE EQUIPMENT & SERVICES – (2.31%)
109,700	Cardinal Health, Inc.	7,211,678
166,800	Caremark Rx, Inc.	9,452,556
		16,664,234
HOMEFURNISHING RETAIL – (0.58%)
108,900	Bed Bath & Beyond Inc.*	4,165,969
HOME IMPROVEMENT RETAIL – (0.48%)
124,200	Lowe’s Cos. Inc.	3,485,052
HOUSEHOLD & PERSONAL PRODUCTS – (1.53%)
87,600	Avon Products, Inc.	2,685,816
134,900	Procter & Gamble Co.	8,361,102
		11,046,918
INSURANCE BROKERS – (0.67%)
143,700	Aon Corp.	4,867,119
INTERNET RETAIL – (0.88%)
129,700	Amazon.com, Inc.*	4,166,613
49,250	Expedia, Inc.*	773,718
49,150	IAC/InterActiveCorp*	1,414,783
		6,355,114

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

LIFE & HEALTH INSURANCE – (0.48%)
44,800	Principal Financial Group, Inc.	$2,431,744
25,400	Sun Life Financial Inc. (Canada)	1,043,178
		3,474,922
MATERIALS – (3.71%)
86,300	BHP Billiton PLC (United Kingdom)	1,489,803
63,200	Martin Marietta Materials, Inc.	5,347,984
30,600	Rio Tinto PLC (United Kingdom)	1,447,818
250,200	Sealed Air Corp.	13,540,824
63,000	Vulcan Materials Co.	4,929,750
		26,756,179
MOVIES & ENTERTAINMENT – (1.68%)
616,700	News Corp., Class A	12,118,155
MULTI-LINE INSURANCE – (6.43%)
471,837	American International Group, Inc.	31,263,920
398,800	Loews Corp.	15,114,520
		46,378,440
PROPERTY & CASUALTY INSURANCE – (5.86%)
235	Berkshire Hathaway Inc., Class A*	22,513,000
42	Berkshire Hathaway Inc., Class B*	133,308
39,200	Chubb Corp.	2,036,832
1,300	Markel Corp.*	533,858
694,700	Progressive Corp. (Ohio)	17,047,938
		42,264,936
PUBLISHING – (1.11%)
32,900	Gannett Co., Inc.	1,869,707
84,700	Lagardere S.C.A. (France)	6,111,282
		7,980,989
REINSURANCE – (0.94%)
112,437	Transatlantic Holdings, Inc.	6,792,319
SOFTWARE & SERVICES – (3.55%)
243,226	Iron Mountain Inc.*	10,444,124
556,200	Microsoft Corp.	15,198,165
		25,642,289
TECHNOLOGY HARDWARE & EQUIPMENT – (1.47%)
184,300	Dell Inc.*	4,206,647
126,000	Hewlett-Packard Co.	4,622,940
90,300	Nokia Oyj, ADR (Finland)	1,778,007
		10,607,594

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (1.63%)
158,100	SK Telecom Co., Ltd., ADR (South Korea)	$3,735,903
466,100	Sprint Nextel Corp.	7,993,615
		11,729,518
THRIFT & MORTGAGE FINANCE – (3.41%)
318,200	Golden West Financial Corp.	24,580,950
TRANSPORTATION – (1.64%)
1,214,965	China Merchants Holdings International Co., Ltd. (Hong Kong)	3,571,294
1,054,200	Cosco Pacific Ltd. (Hong Kong)	2,108,224
36,500	Kuehne & Nagel International AG, Registered (Switzerland)	2,524,891
50,300	United Parcel Service, Inc., Class B	3,618,582
		11,822,991

Total Common Stock – (identified cost $494,374,447)	697,183,606

CONVERTIBLE BONDS – (0.39%)

TELECOMMUNICATION SERVICES – (0.39%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	2,856,000

SHORT TERM INVESTMENTS – (2.86%)

3,579,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $3,580,596 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	5.00%, 05/01/35-07/01/35, total market value $3,650,580)	3,579,000
4,027,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $4,028,812 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	0.00%-6.00%, 03/15/13-10/25/36, total market value $4,107,540)	4,027,000
4,474,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $4,475,995 (collateralized
	by: U.S. Government agency obligations in a pooled cash account,
	0.00%, 10/15/13-01/15/21, total market value $4,563,480)	4,474,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2006 (Unaudited)

Principal	Security	Value

SHORT TERM INVESTMENTS – (Continued)

$4,474,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $4,476,002 (collateralized
	by: U.S. Government agency mortgages and obligations in a pooled
	cash account, 5.25%-6.599%, 04/18/16-09/01/36, total market
	value $4,563,480)	$4,474,000
4,087,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $4,088,822 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-8.00%, 12/01/07-08/01/36, total market value $4,168,740)	4,087,000

	Total Short Term Investments – (identified cost $20,641,000)	20,641,000

Total Investments – (99.91%) – (identified cost $516,615,447) – (a)	720,680,606
Other Assets Less Liabilities – (0.09%)	619,681
Net Assets – (100.00%)	$721,300,287

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $517,999,205. At September 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$209,162,462
Unrealized depreciation	(6,481,061)
Net unrealized appreciation	$202,681,401

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (92.65%)

CAPITAL GOODS – (4.06%)
190,000	Tyco International Ltd.	$5,318,100
CAPITAL MARKETS – (3.69%)
102,860	Ameriprise Financial, Inc.	4,824,134
COMMERCIAL BANKS – (10.63%)
179,900	Commerce Bancorp, Inc.	6,604,129
13,300	ICICI Bank Ltd., ADR (India)	408,443
190,600	Wells Fargo & Co.	6,895,908
		13,908,480
COMMERCIAL SERVICES & SUPPLIES – (2.52%)
44,000	D&B Corp.*	3,299,560
CONSUMER FINANCE – (15.78%)
222,800	American Express Co.	12,494,624
117,700	First Marblehead Corp.	8,151,902
		20,646,526
CONSUMER SERVICES – (2.00%)
120,200	H&R Block, Inc.	2,613,148
DIVERSIFIED FINANCIAL SERVICES – (11.88%)
147,048	JPMorgan Chase & Co.	6,905,374
132,000	Moody’s Corp.	8,630,160
		15,535,534
FOOD, BEVERAGE & TOBACCO – (2.74%)
46,800	Altria Group, Inc.	3,582,540
LIFE & HEALTH INSURANCE – (1.95%)
32,600	China Life Insurance Co., Ltd., ADR (China)	2,548,016
MATERIALS – (1.79%)
43,200	Sealed Air Corp.	2,337,984
MULTI-LINE INSURANCE – (10.46%)
100,387	American International Group, Inc.	6,651,643
185,400	Loews Corp.	7,026,660
		13,678,303
PROPERTY & CASUALTY INSURANCE – (9.32%)
52,100	FPIC Insurance Group, Inc.*	2,063,420
13,600	Markel Corp.*	5,584,976
185,400	Progressive Corp. (Ohio)	4,549,716
		12,198,112

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

September 30, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

REINSURANCE – (10.49%)
33,300	Everest Re Group, Ltd.	$3,247,749
173,437	Transatlantic Holdings, Inc.	10,477,329
		13,725,078
THRIFT & MORTGAGE FINANCE – (5.34%)
90,400	Golden West Financial Corp.	6,983,400

Total Common Stock – (identified cost $81,655,183)	121,198,915

SHORT TERM INVESTMENTS – (7.30%)

$1,656,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $1,656,738
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%, 05/01/35-07/01/35, total market
	value $1,689,120)	1,656,000
1,863,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $1,863,838
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.00%, 03/15/13-10/25/36,
	total market value $1,900,260)	1,863,000
2,070,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $2,070,923
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0.00%, 10/15/13-01/15/21, total market
	value $2,111,400)	2,070,000
2,070,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $2,070,926
	(collateralized by: U.S. Government agency mortgages and
	obligations in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36,
	total market value $2,111,400)	2,070,000
1,893,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $1,893,844
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-8.00%, 12/01/07-08/01/36, total market
	value $1,930,860)	1,893,000

Total Short Term Investments – (identified cost $9,552,000)	9,552,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

September 30, 2006 (Unaudited)

Total Investments – (99.95%) – (identified cost $91,207,183) – (a)	$130,750,915
Other Assets Less Liabilities – (0.05%)	68,975
Net Assets – (100.00%)	$130,819,890

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $91,523,010. At September 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$39,488,284
Unrealized depreciation	(260,379)
Net unrealized appreciation	$39,227,905

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (87.76%)

DIVERSIFIED REITS – (5.04%)
105,100	Spirit Finance Corp.	$1,220,211
26,431	Vornado Realty Trust.	2,880,979
		4,101,190
INDUSTRIAL REITS – (7.93%)
32,600	AMB Property Corp.	1,796,586
23,800	First Potomac Realty Trust	719,236
68,900	ProLogis	3,931,434
		6,447,256
MORTGAGE REITS – (1.24%)
40,100	Gramercy Capital Corp.	1,010,921
OFFICE REITS – (24.44%)
42,800	Alexandria Real Estate Equities, Inc.	4,014,640
30,500	Boston Properties, Inc.	3,151,870
43,000	Columbia Equity Trust, Inc.	715,950
73,700	Corporate Office Properties Trust	3,298,812
81,600	Cousins Properties, Inc.	2,791,536
73,200	Duke Realty Corp.	2,734,020
28,370	SL Green Realty Corp.	3,168,929
		19,875,757
REAL ESTATE MANAGEMENT & DEVELOPMENT – (13.54%)
164,700	Brixton PLC (United Kingdom)	1,631,310
37,500	Capital & Regional PLC (United Kingdom)	832,728
33,100	Derwent Valley Holdings PLC (United Kingdom)	1,131,040
81,900	Forest City Enterprises, Inc., Class A	4,447,170
43,400	Hammerson PLC (United Kingdom)	1,066,132
26,500	St. Joe Co.	1,454,055
36,100	Slough Estates PLC (United Kingdom)	449,486
		11,011,921
RESIDENTIAL REITS – (5.41%)
62,200	American Campus Communities, Inc.	1,586,722
93,000	United Dominion Realty Trust, Inc.	2,808,600
		4,395,322

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

RETAIL REITS – (23.18%)
55,925	Developers Diversified Realty Corp.	$3,118,378
83,242	General Growth Properties, Inc.	3,966,481
73,000	Kimco Realty Corp.	3,129,510
21,800	Macerich Co.	1,664,648
23,100	Pan Pacific Retail Properties, Inc.	1,603,602
14,100	Pennsylvania REIT	600,237
39,600	Regency Centers Corp.	2,722,896
22,600	Simon Property Group, Inc.	2,048,012
		18,853,764
SPECIALIZED REITS – (4.29%)
39,600	U-Store-It Trust	849,816
68,500	Ventas, Inc.	2,639,990
		3,489,806
TRANSPORTATION – (2.69%)
37,800	Alexander & Baldwin, Inc.	1,677,186
9,000	Florida East Coast Industries, Inc.	513,720
		2,190,906

Total Common Stock – (identified cost $48,426,771)	71,376,843

PREFERRED STOCK – (0.19%)

RESIDENTIAL REITS – (0.19%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	113,000
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	40,784

	Total Preferred Stock – (identified cost $102,954)	153,784

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

September 30, 2006 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (11.09%)

$1,563,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $1,563,697
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%, 05/01/35-07/01/35,
	total market value $1,594,260)	$1,563,000
1,759,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $1,759,792
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.00%, 03/15/13-10/25/36,
	total market value $1,794,180)	1,759,000
1,954,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $1,954,871
	(collateralized by: U.S. Government agency obligations
	in a pooled cash account, 0.00%, 10/15/13-01/15/21,
	total market value $1,993,080)	1,954,000
1,954,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $1,954,874
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36,
	total market value $1,993,080)	1,954,000
1,785,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $1,785,796
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-8.00%, 12/01/07-08/01/36,
	total market value $1,820,700)	1,785,000

Total Short Term Investments – (identified cost $9,015,000)	9,015,000

Total Investments – (99.04%) – (identified cost $57,544,725) – (a)	80,545,627
Other Assets Less Liabilities – (0.96%)	783,463
Net Assets – (100%)	$81,329,090

(a) Aggregate cost for Federal Income Tax purposes is $57,546,432. At September 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$23,357,527
Unrealized depreciation	(358,332)
Net unrealized appreciation	$22,999,195

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 27, 2006

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 27, 2006